Financial income (expense)	9 Months Ended
Sep. 30, 2017
Nonoperating Income (Expense) [Abstract]
Other Nonoperating Income and Expense [Text Block]
7. Financial income (expense)

The components of financial income (expense) are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2017	2016	2017	2016
Interest income	$98	192	341	$697
Interest expense:
Interest expense	(7,309)	(5,486)	(21,870)	(16,601)
Commitment fees	(223)	(294)	(728)	(896)
Amortization of debt issuance cost and fair value of debt assumed	(207)	(503)	(629)	(1,546)
Total interest expense	(7,739)	(6,283)	(23,227)	(19,043)
Gain (loss) on derivative instruments	571	517	1,481	1,178
Other items, net:
Foreign exchange gain (loss)	24	(66)	(920)	(430)
Bank charges, fees and other	(16)	(46)	(68)	(137)
Withholding tax on interest expense and other	(641)	(666)	(1,869)	(2,212)
Total other items, net	(633)	(778)	(2,857)	(2,779)
Total financial income (expense), net	$(7,703)	(6,352)	(24,262)	$(19,947)